SERIES G DEBENTURES (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2021 USD ($) Item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures		$ 96,143	$ 0	$ 0
Series G Debentures [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 64,000	104,000
Interest rate		2.79%			2.79%
Number of installment payments | Item		7
Hedging transactions asset fair value		$ 13,000	$ 17,000
Series G Debentures [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 201	₪ 334